Selling, general and administrative expenses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Distribution expenses	SFr (288.3)	SFr (239.5)	SFr (151.0)
Selling expenses	(168.2)	(133.3)	(85.5)
Marketing expenses	(276.6)	(195.8)	(130.2)
Share-based compensation	(71.5)	(31.8)	(33.8)
General and administrative expenses	(389.5)	(286.6)	(199.3)
Selling, general and administrative expenses	SFr (1,194.2)	SFr (887.0)	SFr (599.8)